Investments - Schedule of Fixed Maturity Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	$ 1,023,866	$ 789,619
Gross unrealized gains	6,388	8,020
Gross unrealized losses	(27,742)	(31,696)
Allowance for expected credit losses	(409)	(353)
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,023,866 – 2024, $789,619 – 2023, net of allowance for expected credit losses: $409 – 2024, $353 – 2023)	1,002,103	765,590
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	25,821	13,067
Gross unrealized gains	140	70
Gross unrealized losses	(576)	(738)
Allowance for expected credit losses	0	0
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,023,866 – 2024, $789,619 – 2023, net of allowance for expected credit losses: $409 – 2024, $353 – 2023)	25,385	12,399
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized cost basis	998,045	776,552
Gross unrealized gains	6,248	7,950
Gross unrealized losses	(27,166)	(30,958)
Allowance for expected credit losses	(409)	(353)	$ (195)
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,023,866 – 2024, $789,619 – 2023, net of allowance for expected credit losses: $409 – 2024, $353 – 2023)	$ 976,718	$ 753,191